FIRST INVESTORS TAX EXEMPT FUNDS
40 Wall Street
New York, New York 10005
212-858-8000

May 4, 2018

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:	First Investors Tax Exempt Funds

First Investors Tax Exempt Income Fund, First Investors Tax Exempt Opportunities Fund, First Investors California Tax Exempt Fund, First Investors Connecticut Tax Exempt Fund, First Investors Massachusetts Tax Exempt Fund, First Investors Michigan Tax Exempt Fund, First Investors Minnesota Tax Exempt Fund, First Investors New Jersey Tax Exempt Fund, First Investors New York Tax Exempt Fund, First Investors North Carolina Tax Exempt Fund, First Investors Ohio Tax Exempt Fund, First Investors Oregon Tax Exempt Fund, First Investors Pennsylvania Tax Exempt Fund, and First Investors Virginia Tax Exempt Fund (the “Funds”)

File Nos. 002-82572; 811-03690

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I hereby certify that the definitive form of statutory prospectus and statement of additional information used with respect to the Funds, each a series of First Investors Tax Exempt Funds, does not differ from that contained in Post-Effective Amendment No. 53 to its Registration Statement on Form N-1A, which was electronically filed with the Securities and Exchange Commission on April 27, 2018.

If you have any questions or comments concerning the filing, please contact me at 212-858-8144.

Very truly yours,

/s/ Mary Carty
Mary Carty
Secretary of First Investors
 Tax Exempt Funds